UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

August 31, 2019

Annual Report

to Shareholders

Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

(formerly DWS Multi-Asset Global Allocation Fund)

DWS Multi-Asset Moderate Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Portfolio Management Review
12	Performance Summaries
18	Portfolio Summaries
19	Investment Portfolios
32	Statements of Assets and Liabilities
34	Statements of Operations
36	Statements of Changes in Net Assets
39	Financial Highlights
48	Notes to Financial Statements

65	Report of Independent Registered Public Accounting Firm
67	Information About Each Fund’s Expenses
71	Tax Information
72	Advisory Agreement Board Considerations and Fee Evaluation
79	Board Members and Officers
83	Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider each Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, fund management may favor an asset category that underperforms other assets or markets as a whole. Stocks may decline in value. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Small company stocks tend to be more volatile than medium-sized or large company stocks. The Fund’s performance is directly related to the performance of the underlying portfolios or funds. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying portfolios or funds. The underlying funds could expose the Fund to risks related to investing in inflation-indexed bonds, real estate securities, infrastructure related companies, commodities, frontier markets, micro-cap companies and the CROCI investment process. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche DWS Asset Allocation Trust

Letter to Shareholders

Dear Shareholder:

The markets, both domestic and global, have been increasingly influenced by geopolitical concerns in recent months — most notably the trade conflict between China and the United States and uncertainty around the implementation of Britain’s exit from the European Union (“Brexit”). The result has been increased volatility and continued efforts by central banks to bolster economic growth through monetary policy.

Against this backdrop, our Americas Chief Investment Officer (“CIO”) remains constructive, albeit more cautious than at the beginning of the year. In our view, while tariffs raise concerns, particularly for commodity producing and manufacturing industries, including the world’s regional economies tilted toward such industries and still suffering from their own weak internal recoveries, a robust labor market and other key metrics suggest the underpinnings of the U.S. economy remain intact.

Of course, these issues and their potential implications bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments may be warranted.

We invite you to access these views to better understand the changing landscape and, most important, what it may mean for you. The “Insights” section of our web site, dws.com, is home to our CIO View, which integrates the on-the-ground views of our worldwide network of economists, research analysts and investment professionals. This truly global perspective guides our strategic investment approach.

As always, we thank you for trusting DWS to help serve your investment needs.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

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Portfolio Management Review	(Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Class A shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 12 through 17 for more complete performance information.

Investment Strategy and Process

Using a risk/return strategic asset allocation process, portfolio management allocates the Funds’ assets among various asset categories. Portfolio management periodically reviews the Funds’ allocations and may adjust them based on current or anticipated market conditions, to manage risk consistent with the Funds’ overall investment strategy or based upon other relevant considerations.

Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes from time to time. Tactical allocations reflect views from DWS’s Chief Investment Officer and global research platform. Tactical allocations, which may include derivative instruments, have shorter investment horizons as positions reflect short-term views and may be implemented as: (i) changes to a Funds’ strategic asset allocation, (ii) through the addition of new allocations, or (iii) through changes to prior tactical allocations.

During the one-year period ended August 31, 2019, the three funds in Deutsche DWS Asset Allocation Trust performed as follows:

DWS Multi-Asset Conservative Allocation Fund	3.69%
S&P Target Risk Conservative Index	6.88%
Morningstar Allocation 30%–50% Funds Average	3.56%
DWS Multi-Asset Growth Allocation Fund*	0.56%
S&P Target Risk Moderate Index	5.79%
Morningstar World Allocation Funds Average	0.56%
DWS Multi-Asset Moderate Allocation Fund	1.27%
S&P Target Risk Moderate Index	5.79%
Morningstar Allocation 50%–70% Funds Average	2.48%

*	Prior to 7/29/19 DWS Multi-Asset Growth Allocation Fund was known as DWS Multi-Asset Global Allocation Fund. The strategy and management team also changed at that time.

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Performance by Asset Class

Category	Index	Total Return
Large-Cap U.S. Stocks	S&P 500 Index	2.92%
Small-Cap U.S. Stocks	Russell 2000 Index	–12.89%
Developed-Market International Stocks	MSCI EAFE Index	–3.26%
Emerging-Market Stocks	MSCI Emerging Markets Index	–4.36%
U.S. Investment-Grade Bonds	Bloomberg Barclays U.S. Aggregate Bond Index	10.17%
U.S. High-Yield Bonds	ICE BofAML US High Yield Index	6.58%
Emerging-Market Bonds	JP Morgan EMBI Global Diversified Index	13.77%
Commodities	Bloomberg Commodity Index	–5.89%

Financial Market Overview

Financial assets produced uneven results in the past 12 months, with bonds performing well and other market segments posting mixed returns.

When the reporting period opened in September 2018, the higher-risk areas of the financial markets were coming off of a long stretch of robust performance. Investors had a generally positive view on the growth outlook, and the consensus appeared to be that the United States and China would come to a trade agreement by year-end. This supportive backdrop changed suddenly in early October, when comments by U.S. Federal Reserve (Fed) Chairman Jerome Powell were taken as a sign that several more rate hikes could be on the way in the year ahead. Fed officials quickly made it clear that this was unlikely to be the case, but investor sentiment remained under pressure from the combination of slowing global growth, uncertain U.S. trade policy, and declining corporate earnings estimates for 2019. Together, these factors led to a sharp sell-off in stocks and other higher-risk assets that lasted until the final week of December.

The investment environment began to improve considerably with the start of the New Year, leading to a strong recovery across the markets. The Fed indicated that it was in fact likely to begin cutting interest rates, providing a boost to a wide range of financial assets. Investors also appeared to grow more sanguine regarding the outlook for economic growth and corporate earnings. These favorable conditions lasted until late April, at which point the escalation of the U.S-China trade dispute began to foster renewed concerns about the world economy. Markets

Deutsche DWS Asset Allocation Trust	|	5

generally moved sideways through a broad range for the remainder of the period as a result, with the day-to-day news on trade acting as the primary driver of returns.

Bonds responded very favorably to these circumstances, led by segments with the highest degree of interest-rate sensitivity. The ten-year U.S. Treasury note closed the period at 1.50%, near its lowest level of the past decade. The credit-oriented areas of fixed-income market also performed well, led by investment-grade corporates and emerging-markets debt. However, stocks generally posted losses since the markets were unable to make up the ground lost in the sell-off of late 2018. While U.S. large-cap equities registered a modest gain for the full period, small caps experienced double-digit losses. The major developed international equity indexes also finished in the red, reflecting the larger decline in their growth rates in comparison to the United States. Emerging-market stocks, for their part, were pressured by both currency weakness and the category’s greater sensitivity to developments on the trade front.

Fund Performance

The Funds retained a broadly diversified approach, with target allocations that reflected the investment objective of each portfolio. At the same time, we held overweights or underweights in certain categories based on their relative attractiveness. These decisions, in total, contributed to underperformance versus the Funds’ respective benchmarks but more competitive results in relation to the Morningstar peer groups.

The Funds’ overweight position in equities during the early part of the period was the primary driver of the shortfall in returns in comparison to the benchmarks. We had held this positioning since early 2016 on the belief that stocks offered greater longer-term upside at a time of positive economic conditions and low bond yields. While this strategy added value through late 2018, it became a detractor once stocks turned negative in the fourth quarter of last year.

We later reduced the overweight in equities in response to rising risks with regard to both economic growth and the geopolitical backdrop. In addition, we decreased the extent of the Fund’s positions in higher-risk fixed-income investments. We reallocated the majority of the proceeds of these sales into real estate investment trusts (REITs) and infrastructure stocks. We believed these areas offered the combination of above-average yields and a

6	|	Deutsche DWS Asset Allocation Trust

lower risk profile compared to the major equity indexes. Both categories indeed performed well following our shift, aiding the Funds’ relative performance.

On the other hand, an overweight position in emerging-markets stocks detracted. We saw an opportunity in this area thanks to a variety of factors, including their attractive valuations, their faster growth compared to the developed world, and the continued expansion of the middle class throughout the emerging world. However, these positive traits were not reflected in returns over the past 12 months due to the adverse effect of macroeconomic concerns. On the plus side, the Funds’ overweight in U.S. equities versus the developed international markets helped results.

“Rather than simply using a static approach that seeks to match the weightings of the benchmarks, we actively adjusted the Funds’ allocations in an effort to capitalize on values as they emerged.”

The Funds’ bond portfolios, while producing a strong gain and contributing to absolute returns, finished moderately behind the fixed-income component of the benchmarks. At a time in which long-term, government bonds outpaced the rest of the market by a wide margin, our balanced, diversified approach detracted. On a longer-term basis, we believe this is a more prudent strategy than attempting to make large “bets” on the direction of interest rates. On the positive side, the Funds’ allocation to emerging-markets bonds — the best-performing fixed-income category in the past 12-months — contributed.

The Funds maintained a small allocation to commodities in an effort to offset the longer-term risk of rising inflation. Commodities finished with a negative return due to the ongoing concerns about growth and trade, so this position was a minor detractor.

We used derivatives, primarily futures contracts, to take tactical positions and help implement our investment views in an efficient fashion. In the aggregate, the use of derivatives detracted slightly in DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, and it was a small contributor in DWS Multi-Asset Growth Allocation Fund. Since we used derivatives to achieve the Fund’s risk and return objectives, their impact on performance should be evaluated within the context of the entire portfolio and not as a standalone strategy.

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Outlook and Positioning

Prior to July 29, 2019, DWS Multi-Asset Growth Allocation Fund was known as DWS Multi-Asset Global Allocation Fund. The Fund’s strategy and management team changed on that date, and its holdings shifted to match the new, growth-oriented approach. Most notably, its allocation to equities rose, and it moved to a larger relative weighting in the United States versus the overseas markets.

While we remained of a view that the world economy would avoid a recession, we also believed rising risks and valuations that were above the longer-term average argued for a lower risk profile in the Funds. Accordingly, the primary thrust of our portfolio activity of the past year reflected our efforts to slowly rotate into asset classes where we saw less of a potential impact from the various macroeconomic issues that could affect performance. In the equity portfolio, we continued to tilt toward regions where we saw the most favorable economic outlook. This formed the basis for our overweight in the United States, our preference for Japan within the developed international space, and our overweight in the Asian emerging markets relative to Latin America and Europe / Middle East / Africa. In the bond portfolio, we sought to capitalize on the strength of the credit sectors by reducing the Fund’s allocations to high-yield bonds and the emerging markets. We redeployed the majority of the proceeds into the investment-grade category.

More broadly speaking, we remained committed to an active, diversified strategy. Rather than simply using a static approach that seeks to match the weightings of the benchmarks, we actively adjusted the Funds’ allocations in an effort to capitalize on values as they emerged.

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Portfolio Management Team

Dokyoung Lee, CFA, Director

Portfolio Manager of each Fund. Began managing each Fund in 2018.

–

Joined DWS in 2018 with 24 years of industry experience; previously, worked as Head of Research and Portfolio Manager in the Global Multi-Asset Group at Oppenheimer Funds, and in research and portfolio management roles at AllianceBernstein.

–	BSE, Princeton University.

Sophia Noisten, Associate

Portfolio Manager of each Fund. Began managing each Fund in 2019 (added to the team as of July 29, 2019).

–	Joined DWS in 2016. Prior to her current role, she completed the graduate training program and interned with the Multi-Asset group.

–	Portfolio Analyst for Multi Asset: New York.

–	BS in Finance and International Business, Georgetown University.

Pankaj Bhatnagar, PhD, Managing Director

Portfolio Manager of each Fund through July 28, 2019. Began managing each Fund in 2013.

–	Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.

–	Head of Core Equity and Co-Head of Systematic and Quantitative Strategies: New York.

–	Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.

Darwei Kung, Managing Director

Portfolio Manager of each Fund through July 28, 2019. Began managing each Fund in 2013.

–	Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

–	Portfolio Manager: New York.

–	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

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Terms to Know

The S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

The S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

The Morningstar Allocation 30%–50% Funds category represents funds in allocation categories that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 30% and 50%.

The Morningstar Allocation 50%–70% Funds category represents funds in allocation categories that seek to provide both income and capital appreciation by investing in multiple asset classes, including stocks, bonds, and cash. These portfolios are dominated by domestic holdings and have equity exposures between 50% and 70%.

The Morningstar World Allocation Funds category represents portfolios that seek to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. While these portfolios do explore the whole world, most of them focus on the U.S., Canada, Japan and the larger markets in Europe. It is rare for such portfolios to invest more than 10% of their assets in emerging markets. These portfolios typically have at least 10% of assets in bonds, less than 70% of assets in stocks and at least 40% of assets in non-U.S. stocks or bonds.

The S&P 500 is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index that measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The MSCI EAFE (Europe, Australasia and the Far East) Index is an unmanaged equity index which captures large and mid-capitalization representation across 21 developed markets countries around the world, excluding the U.S. and Canada. It covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI Emerging Markets Index is an unmanaged equity index which captures large and mid-capitalization representation across 24 emerging markets countries. It covers approximately 85% of the free float-adjusted market capitalization in each country.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

The ICE BofAML US High Yield Index tracks the performance of U.S. dollar denominated below-investment-grade corporate debt publicly issued in the U.S. domestic market.

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The JP Morgan EMBI Global Diversified Index tracks total returns for U.S.-dollar denominated debt instruments issued by emerging market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The Index limits exposure to any one country.

The Bloomberg Commodity Index is an unmanaged index that tracks a diversified group of commodities and commodities futures contracts traded on both U.S. and London exchanges.

Index and category returns do not reflect any fees or expenses and it is not possible to invest directly into an index or category.

Contribution and detraction incorporate both an investment’s total return and its weighting in a portfolio.

Derivatives are contracts whose values can be based on a variety of instruments, including indices, currencies or securities. They can be utilized for a variety of reasons, including for hedging purposes, for risk management; for non-hedging purposes to seek to enhance potential gains, or as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility.

Futures contracts are contractual agreements to buy or sell a particular commodity or financial instrument at a predetermined price in the future.

Yield (or current yield) is the income generated by an investment divided by its current price.

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Performance Summaries	August 31, 2019 (Unaudited)

DWS Multi-Asset Conservative Allocation Fund

Class A	1-Year	5-Year	10-Year

Average Annual Total Returns as of 8/31/19
Unadjusted for Sales Charge	3.69%	3.04%	5.80%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–2.27%	1.83%	5.18%
S&P Target Risk Conservative Index†	6.88%	4.14%	5.35%

Class C	1-Year	5-Year	10-Year

Average Annual Total Returns as of 8/31/19
Unadjusted for Sales Charge	2.84%	2.27%	5.00%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	2.84%	2.27%	5.00%
S&P Target Risk Conservative Index†	6.88%	4.14%	5.35%

Class S	1-Year	5-Year	10-Year

Average Annual Total Returns as of 8/31/19
No Sales Charges	3.96%	3.30%	6.06%
S&P Target Risk Conservative Index†	6.88%	4.14%	5.35%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2018 are 1.24%, 1.97% and 0.96% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

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DWS Multi-Asset Conservative Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Conservative Index emphasizes exposure to fixed income in order to produce a consistent income stream and avoid excessive volatility of returns.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

	Class A	Class C	Class S

Net Asset Value
8/31/19	$13.42	$13.41	$13.40
8/31/18	$13.20	$13.19	$13.18

Distribution Information as of 8/31/19
Income Dividends, Twelve Months	$.26	$.16	$.29

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DWS Multi-Asset Growth Allocation Fund

Class A	1-Year	5-Year	10-Year

Average Annual Total Returns as of 8/31/19
Unadjusted for Sales Charge	0.56%	1.80%	5.62%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–5.23%	0.60%	5.00%
S&P Target Risk Moderate Index†	5.79%	4.48%	6.16%

Class C	1-Year	5-Year	10-Year

Average Annual Total Returns as of 8/31/19
Unadjusted for Sales Charge	–0.22%	1.02%	4.82%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.22%	1.02%	4.82%
S&P Target Risk Moderate Index†	5.79%	4.48%	6.16%

Class S	1-Year	5-Year	10-Year

Average Annual Total Returns as of 8/31/19
No Sales Charges	0.82%	2.05%	5.88%
S&P Target Risk Moderate Index†	5.79%	4.48%	6.16%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2018 are 1.27%, 2.03% and 1.04% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

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DWS Multi-Asset Growth Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

	Class A	Class C	Class S

Net Asset Value
8/31/19	$15.64	$15.52	$15.66
8/31/18	$15.88	$15.75	$15.90

Distribution Information as of 8/31/19
Income Dividends, Twelve Months	$.29	$.18	$.33

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DWS Multi-Asset Moderate Allocation Fund

Class A	1-Year	5-Year	10-Year

Average Annual Total Returns as of 8/31/19
Unadjusted for Sales Charge	1.27%	3.48%	7.14%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–4.55%	2.26%	6.51%
S&P Target Risk Moderate Index†	5.79%	4.48%	6.16%

Class C	1-Year	5-Year	10-Year

Average Annual Total Returns as of 8/31/19
Unadjusted for Sales Charge	0.59%	2.71%	6.35%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.59%	2.71%	6.35%
S&P Target Risk Moderate Index†	5.79%	4.48%	6.16%

Class S	1-Year	5-Year	10-Year

Average Annual Total Returns as of 8/31/19
No Sales Charges	1.43%	3.72%	7.41%
S&P Target Risk Moderate Index†	5.79%	4.48%	6.16%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2018 are 1.65%, 2.34% and 1.36% for Class A, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. These expense ratios include net expenses of the underlying funds in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

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DWS Multi-Asset Moderate Allocation Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

On October 19, 2015, the Fund changed from a fund-of-funds to a multi-asset allocation fund. Performance would have been different if the Fund’s current investment strategy had been in effect.

	Class A	Class C	Class S

Net Asset Value
8/31/19	$9.66	$9.63	$9.66
8/31/18	$10.07	$10.03	$10.07

Distribution Information as of 8/31/19
Income Dividends, Twelve Months	$.13	$.06	$.15
Capital Gain Distributions, Twelve Months	$.35	$.35	$.35

Deutsche DWS Asset Allocation Trust	|	17

Portfolio Summaries	(Unaudited)

DWS Multi-Asset Conservative Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/19	8/31/18
Fixed Income — Bond Funds	35%	35%
Fixed Income — Exchange-Traded Funds	25%	20%
Fixed Income — Money Market Fund	1%	4%
Equity — Equity Funds	35%	27%
Equity — Exchange-Traded Funds	3%	13%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

DWS Multi-Asset Growth Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/19	8/31/18
Fixed Income — Bond Funds	6%	19%
Fixed Income — Exchange-Traded Funds	16%	14%
Fixed Income — Money Market Fund	6%	4%
Equity — Equity Funds	64%	43%
Equity — Exchange-Traded Funds	7%	19%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

DWS Multi-Asset Moderate Allocation Fund

Asset Allocation (As a % of Investment Portfolio)	8/31/19	8/31/18
Fixed Income — Bond Funds	15%	20%
Fixed Income — Exchange-Traded Funds	20%	12%
Fixed Income — Money Market Fund	3%	4%
Equity — Equity Funds	56%	47%
Equity — Exchange-Traded Funds	5%	16%
Short-Term U.S. Treasury Obligations	1%	1%
	100%	100%

Portfolio holdings and characteristics are subject to change.

For more complete details about each Fund’s investment portfolio, see pages 19–31. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 83 for contact information.

18	|	Deutsche DWS Asset Allocation Trust

Investment Portfolios	as of August 31, 2019

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Equity—Equity Funds 35.6%

DWS Core Equity Fund “Institutional” (a)	665,258	17,729,130

DWS Emerging Markets Equity Fund “Institutional” (a)	104,909	1,961,796

DWS European Equity Fund “Institutional” (a)	246,206	2,759,964

DWS RREEF Global Infrastructure Fund “Institutional” (a)	134,415	2,113,003

DWS RREEF Real Estate Securities Fund “Institutional” (a)	161,586	3,837,677

DWS Small Cap Core Fund “S” (a)	46,422	1,226,003
Total Equity—Equity Funds (Cost $21,957,866)		29,627,573

Equity—Exchange-Traded Funds 3.2%

iShares MSCI Japan ETF	23,121	1,246,684

iShares MSCI Pacific ex Japan ETF	8,884	391,607

SPDR Gold Shares ETF*	4,408	633,650

SPDR S&P Emerging Asia Pacific ETF	4,321	400,211
Total Equity—Exchange-Traded Funds (Cost $2,711,170)		2,672,152

Fixed Income—Bond Funds 35.0%

DWS Emerging Markets Fixed Income Fund “Institutional” (a)	273,942	2,533,966

DWS Enhanced Commodity Strategy Fund “Institutional” (a)	66,659	619,929

DWS ESG Global Bond Fund “S” (a)	181,174	1,732,020

DWS Short Duration Fund “S” (a)	1,135,324	9,911,378

DWS Total Return Bond Fund “Institutional” (a)	1,304,435	14,348,783
Total Fixed Income—Bond Funds (Cost $28,372,051)		29,146,076

Fixed Income—Exchange-Traded Funds 24.9%

iShares Core U.S. Aggregate Bond ETF	88,767	10,130,978

iShares iBoxx $ Investment Grade Corporate Bond ETF	11,168	1,438,439

iShares JP Morgan USD Emerging Markets Bond ETF	27,760	3,192,955

iShares TIPS Bond ETF	22,271	2,620,183

iShares U.S. Treasury Bond ETF	76,387	2,031,130

Vanguard Total International Bond ETF	21,964	1,298,731
Total Fixed Income—Exchange-Traded Funds (Cost $19,870,815)		20,712,416

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.5%
U.S. Treasury Bill, 1.796% **, 7/16/2020 (b) (Cost $388,675)	395,000	388,961

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	19

DWS Multi-Asset Conservative Allocation Fund

	Shares	Value ($)
Fixed Income—Money Market Fund 0.9%
DWS Central Cash Management Government Fund, 2.14% (a) (c) (Cost $744,587)	744,587	744,587

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $74,045,164)	100.1	83,291,765
Other Assets and Liabilities, Net	(0.1)	(99,853)

Net Assets	100.0	83,191,912

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the year ended August 31, 2019 are as follows:

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
Equity—Equity Funds 35.6%
DWS Core Equity Fund “Institutional” (a)
16,872,832	2,663,243	—	(3)	(1,806,942)	221,983	1,608,160	665,258	17,729,130
DWS Emerging Markets Equity Fund “Institutional” (a)
785,337	1,308,550	—	—	(132,091)	5,798	—	104,909	1,961,796
DWS European Equity Fund “Institutional” (a)
3,375,283	63,228	394,200	18,138	(302,485)	63,228	—	246,206	2,759,964
DWS RREEF Global Infrastructure Fund “Institutional” (a)
—	2,489,694	519,250	18,917	123,642	19,394	—	134,415	2,113,003
DWS RREEF Real Estate Securities Fund “Institutional” (a)
—	3,746,364	296,600	5,349	382,564	27,625	9,239	161,586	3,837,677
DWS Small Cap Core Fund “S” (a)
1,917,660	182,123	412,600	118,145	(579,325)	6,015	76,108	46,422	1,226,003
Fixed Income—Bond Funds 35.0%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
930,553	1,557,956	—	—	45,457	41,156	—	273,942	2,533,966
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
2,008,144	622,482	1,672,000	(546,835)	208,138	207,721	—	66,659	619,929
DWS ESG Global Bond Fund “S” (a)
1,574,189	43,956	—	—	113,875	43,957	—	181,174	1,732,020
DWS Global High Income Fund “Institutional” (a)
24,235	876	24,694	950	(1,367)	634	235	—	—
DWS GNMA Fund “Institutional” (a)
2,839,665	48,168	2,923,943	31,866	4,244	48,168	—	—	—
DWS High Income Fund “Institutional” (a)
910,883	40,335	961,168	18,220	(8,270)	40,334	—	—	—

The accompanying notes are an integral part of the financial statements.

20	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund

Value ($) at 8/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
DWS Short Duration Fund, “S” (a)
9,442,565	287,892	—	—	180,921	287,893	—	1,135,324	9,911,378
DWS Total Return Bond Fund, “Institutional” (a)
12,505,917	2,010,544	1,003,000	(18,394)	853,716	510,544	—	1,304,435	14,348,783
Fixed Income—Money Market Fund 0.9%
DWS Central Cash Management Government Fund, 2.14% (a) (c)
3,274,946	13,710,563	16,240,922	—	—	59,956	—	744,587	744,587
56,462,209	28,775,974	24,448,377	(353,647)	(917,923)	1,584,406	1,693,742	5,064,917	59,518,236

During the year ended August 31, 2019, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $15,065,411 and $8,207,455, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $10,602,217 and $16,653,242, respectively.

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At August 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

At August 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/19/2019	55	7,239,087	7,244,752	5,665
MSCI Emerging Market Index	USD	9/20/2019	16	804,048	787,200	(16,848)
S&P 500 E-Mini Index	USD	9/20/2019	12	1,656,401	1,754,880	98,479
Total net unrealized appreciation						87,296

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	21

DWS Multi-Asset Conservative Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$29,627,573	$—	$—	$29,627,573
Equity — Exchange-Traded Funds	2,672,152	—	—	2,672,152
Fixed Income — Bond Funds	29,146,076	—	—	29,146,076
Fixed Income — Exchange-Traded Funds	20,712,416	—	—	20,712,416
Short-Term U.S. Treasury Obligations	—	388,961	—	388,961
Fixed Income — Money Market Fund	744,587	—	—	744,587
Derivatives (d)
Futures Contracts	104,144	—	—	104,144
Total	$83,006,948	$388,961	$—	$83,395,909

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(16,848)	$—	$—	$(16,848)
Total	$(16,848)	$—	$—	$(16,848)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

22	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 63.8%

DWS Core Equity Fund “Institutional” (a)	680,889	18,145,701

DWS Emerging Markets Equity Fund “Institutional” (a)	252,783	4,727,042

DWS Equity 500 Index Fund “Institutional” (a)	92,691	18,267,471

DWS European Equity Fund “Institutional” (a)	282,976	3,172,167

DWS RREEF Global Infrastructure Fund “Institutional” (a)	107,947	1,696,930

DWS RREEF Real Estate Securities Fund “Institutional” (a)	157,142	3,732,116

DWS Small Cap Core Fund “S” (a)	58,332	1,540,553
Total Equity — Equity Funds (Cost $50,701,926)		51,281,980

Equity — Exchange-Traded Funds 6.9%

iShares MSCI Japan ETF	48,325	2,605,684

iShares MSCI Pacific ex Japan ETF	17,632	777,219

SPDR Gold Shares ETF*	4,286	616,112

SPDR S&P Emerging Asia Pacific ETF	17,171	1,590,378
Total Equity — Exchange-Traded Funds (Cost $5,738,461)		5,589,393

Fixed Income—Bond Funds 6.0%

DWS Emerging Markets Fixed Income Fund “Institutional” (a)	88,354	817,277

DWS Enhanced Commodity Strategy Fund “Institutional” (a)	64,716	601,860

DWS GNMA Fund “Institutional” (a)	153,032	2,116,427

DWS High Income Fund “Institutional” (a)	265,386	1,263,236
Total Fixed Income — Bond Funds (Cost $4,796,193)		4,798,800

Fixed Income — Exchange-Traded Funds 16.4%

iShares Core MSCI Europe ETF	69,293	3,089,082

iShares iBoxx $ Investment Grade Corporate Bond ETF	33,564	4,323,043

iShares Russell 2000 ETF	16,026	2,385,310

iShares TIPS Bond ETF	7,260	854,139

iShares U.S. Treasury Bond ETF	81,110	2,156,715

Vanguard Total International Bond ETF	7,200	425,736
Total Fixed Income — Exchange-Traded Funds (Cost $13,113,562)		13,234,025

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 1.5%
U.S. Treasury Bill, 1.807%**, 7/16/2020 (b) (Cost $1,179,801)	1,199,000	1,180,670

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	23

DWS Multi-Asset Growth Allocation Fund

	Shares	Value ($)
Fixed Income — Money Market Fund 5.6%
DWS Central Cash Management Government Fund, 2.14% (a) (c) (Cost $4,543,757)	4,543,757	4,543,757

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $80,073,700)	100.2	80,628,625
Other Assets and Liabilities, Net	(0.2)	(166,629)

Net Assets	100.0	80,461,996

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the year ended August 31, 2019 are as follows:

Value ($) at 8/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
Equity — Equity Funds 63.8%
DWS Core Equity Fund “Institutional” (a)
3,324,419	15,416,229	55,100	21,972	(561,819)	61,998	311,230	680,889	18,145,701
DWS EAFE Equity Index Fund “Institutional” (a)
17,253,234	1,546,886	17,138,379	(356,717)	(1,305,024)	465,304	1,081,581	—	—
DWS Emerging Markets Equity Fund “Institutional” (a)
846,482	4,148,537	14,600	(1,558)	(251,819)	6,138	—	252,783	4,727,042
DWS Equity 500 Index Fund “Institutional” (a)
—	18,768,000	—	—	(500,529)	—	—	92,691	18,267,471
DWS European Equity Fund “Institutional” (a)
3,368,092	2,078,648	1,927,850	67,552	(414,275)	61,948	—	282,976	3,172,167
DWS Global Small Cap Fund “Institutional” (a)
2,668,614	306,655	2,307,121	(717,849)	49,701	—	306,655	—	—
DWS RREEF Global Infrastructure Fund “Institutional” (a)
—	1,633,245	—	—	63,685	7,945	—	107,947	1,696,930
DWS International Growth Fund “Institutional” (a)
9,801,075	108,681	10,059,399	2,035,748	(1,886,105)	108,683	—	—	—
DWS RREEF Real Estate Securities Fund “Institutional” (a)
—	3,699,414	211,800	2,844	241,658	12,164	3,950	157,142	3,732,116
DWS Small Cap Core Fund “S” (a)
—	1,668,300	—	—	(127,747)	—	—	58,332	1,540,553

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund

Value ($) at 8/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
Fixed Income — Bond Funds 6.0%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
808,371	35,243	82,800	1,938	54,525	35,243	—	88,354	817,277
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
2,132,054	303,464	1,472,200	(398,528)	37,070	221,764	—	64,716	601,860
DWS ESG Global Bond Fund “S” (a)
1,444,278	36,581	1,533,956	59,727	(6,630)	36,581	—	—	—
DWS Global High Income Fund “Institutional” (a)
5,425,204	307,330	5,802,700	423,829	(353,663)	254,099	51,733	—	—
DWS GNMA Fund “Institutional” (a)
1,663,947	414,966	29,900	(432)	67,846	50,466	—	153,032	2,116,427
DWS High Income Fund “Institutional” (a)
333,599	925,096	5,900	(138)	10,579	22,096	—	265,386	1,263,236
DWS Short Duration Fund “S” (a)
2,458,479	67,467	2,557,400	34,323	(2,869)	67,467	—	—	—
DWS Total Return Bond Fund “Institutional” (a)
2,696,475	931,971	3,765,627	84,950	52,231	109,070	—	—	—
Fixed Income — Money Market Fund 5.6%
DWS Central Cash Management Government Fund 2.14% (a) (c)
3,290,187	26,141,137	24,887,567	—	—	61,107	—	4,543,757	4,543,757
57,514,510	78,537,850	71,852,299	1,257,661	(4,833,185)	1,582,073	1,755,149	6,748,005	60,624,537

During the year ended August 31, 2019, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $52,396,713 and $46,964,732, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $19,412,978 and $28,857,509, respectively.

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At August 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

EAFE: Europe, Australasia and Far East

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	25

DWS Multi-Asset Growth Allocation Fund

At August 31, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
MSCI Emerging Market Index	USD	9/20/2019	16	803,968	787,200	(16,768)
S&P 500 E-Mini Index	USD	9/20/2019	17	2,460,624	2,486,172	25,548
Total net unrealized appreciation						8,780

Currency Abbreviation
USD United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$51,281,980	$—	$—	$51,281,980
Equity — Exchange-Traded Funds	5,589,393	—	—	5,589,393
Fixed Income — Bond Funds	4,798,800	—	—	4,798,800
Fixed Income — Exchange-Traded Funds	13,234,025	—	—	13,234,025
Short-Term U.S. Treasury Obligations	—	1,180,670	—	1,180,670
Fixed Income — Money Market Fund	4,543,757	—	—	4,543,757
Derivatives (d)
Futures Contracts	25,548	—	—	25,548
Total	$79,473,503	$1,180,670	$—	$80,654,173

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(16,768)	$—	$—	$(16,768)
Total	$(16,768)	$—	$—	$(16,768)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	27

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Equity — Equity Funds 56.0%

DWS Core Equity Fund “Institutional” (a)	352,754	9,400,906

DWS Emerging Markets Equity Fund “Institutional” (a)	42,086	786,995

DWS European Equity Fund “Institutional” (a)	99,662	1,117,214

DWS RREEF Global Infrastructure Fund “Institutional” (a)	71,126	1,118,101

DWS RREEF Real Estate Securities Fund “Institutional” (a)	88,327	2,097,762

DWS Small Cap Core Fund “S” (a)	25,493	673,274
Total Equity — Equity Funds (Cost $10,221,708)		15,194,252

Equity — Exchange-Traded Funds 5.2%

iShares MSCI Japan ETF	11,202	604,012

iShares MSCI Pacific ex Japan ETF	5,960	262,717

SPDR Gold Shares ETF*	1,926	276,863

SPDR S&P Emerging Asia Pacific ETF	2,920	270,450
Total Equity — Exchange-Traded Funds (Cost $1,415,930)		1,414,042

Fixed Income — Bond Funds 15.1%

DWS Emerging Markets Fixed Income Fund “Institutional” (a)	39,367	364,140

DWS Enhanced Commodity Strategy Fund “Institutional” (a)	29,120	270,814

DWS ESG Global Bond Fund “S” (a)	83,494	798,210

DWS GNMA Fund “Institutional” (a)	10,513	145,394

DWS Short Duration Fund “S” (a)	65,634	572,985

DWS Total Return Bond Fund “Institutional” (a)	178,227	1,960,496
Total Fixed Income—Bond Funds (Cost $3,957,754)		4,112,039

Fixed Income — Exchange-Traded Funds 20.4%

iShares Core U.S. Aggregate Bond ETF	25,083	2,862,723

iShares iBoxx $ Investment Grade Corporate Bond ETF	5,693	733,258

iShares JP Morgan USD Emerging Markets Bond ETF	5,222	600,634

iShares TIPS Bond ETF	4,888	575,073

iShares U.S. Treasury Bond ETF	12,745	338,890

Vanguard Total International Bond ETF	7,284	430,703
Total Fixed Income — Exchange-Traded Funds (Cost $5,328,626)		5,541,281

	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligations 0.7%
U.S. Treasury Bill, 1.807%**, 7/16/2020 (b) (Cost $188,926)	192,000	189,065

The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

	Shares	Value ($)
Fixed Income — Money Market Fund 2.7%
DWS Central Cash Management Government Fund, 2.14% (a) (c) (Cost $741,927)	741,927	741,927

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $21,854,871)	100.1	27,192,606
Other Assets and Liabilities, Net	(0.1)	(28,233)

Net Assets	100.0	27,164,373

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the year ended August 31, 2019 are as follows:

Value ($) at 8/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
Equity — Equity Funds 56.0%
DWS Core Equity Fund “Institutional” (a)
10,549,819	1,139,025	1,105,950	96,525	(1,278,513)	133,515	1,005,510	352,754	9,400,906
DWS Emerging Markets Equity Fund “Institutional” (a)
544,371	276,019	—	—	(33,395)	4,019	—	42,085	786,995
DWS European Equity Fund ”Institutional” (a)
1,159,010	433,811	354,000	(23,037)	(98,570)	21,711	—	99,662	1,117,214
DWS RREEF Global Infrastructure Fund “Institutional” (a)
—	1,184,036	142,850	5,085	71,830	10,586	—	71,126	1,118,101
DWS RREEF Real Estate Securities Fund “Institutional” (a)
—	2,023,840	115,750	2,475	187,197	13,009	4,941	88,327	2,097,762
DWS Small Cap Core Fund “S” (a)
1,010,541	43,275	134,050	40,933	(287,425)	3,170	40,106	25,493	673,274
Fixed Income — Bond Funds 15.1%
DWS Emerging Markets Fixed Income Fund “Institutional” (a)
326,891	14,457	—	—	22,792	14,457	—	39,367	364,140
DWS Enhanced Commodity Strategy Fund “Institutional” (a)
642,005	338,914	596,300	(168,762)	54,957	66,913	—	29,120	270,814
DWS ESG Global Bond Fund “S” (a)
725,472	20,258	—	—	52,480	20,258	—	83,494	798,210
DWS Floating Rate Fund “Institutional” (a)
81,952	3,291	83,736	(5,828)	4,321	3,291	—	—	—
DWS Global High Income Fund “Institutional” (a)
383,551	18,403	403,168	29,983	(28,769)	14,573	3,725	—	—

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	29

DWS Multi-Asset Moderate Allocation Fund

Value ($) at 8/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
DWS GNMA Fund, “Institutional” (a)
672,088	13,198	552,000	5,898	6,210	13,198	—	10,513	145,394
DWS High Income Fund, “Institutional” (a)
672,135	25,968	700,325	8,228	(6,006)	25,969	—	—	—
DWS Short Duration Fund, “S” (a)
545,883	16,643	—	—	10,459	16,643	—	65,634	572,985
DWS Total Return Bond Fund, “Institutional” (a)
1,599,764	339,442	91,700	(1,682)	114,672	67,442	—	178,227	1,960,496
Fixed Income — Money Market Fund 2.7%
DWS Central Cash Management Government Fund, 2.14% (a) (c)
985,654	6,279,385	6,523,111	(1)	—	20,588	—	741,927	741,927
19,899,136	12,169,965	10,802,940	(10,183)	(1,207,760)	449,342	1,054,282	1,827,729	20,048,218

During the year ended August 31, 2019, purchases and sales of affiliated Underlying Funds (excluding short-term investments) aggregated $5,890,580 and $4,279,829, respectively. Purchases and sales of non-affiliated Underlying Funds (excluding short-term investments) aggregated $3,976,750 and $4,986,390, respectively.

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.

(b)	At August 31, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	The rate shown is the annualized seven-day yield at period end.

MSCI: Morgan Stanley Capital International

S&P: Standard & Poor’s

SPDR: Standard & Poor’s Depositary Receipt

TIPS: Treasury Inflation-Protected Securities

At August 31, 2019, open futures contracts purchased ere as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
Euro Stoxx 50 Index	EUR	9/20/2019	11	401,195	413,391	12,196
MSCI Emerging Market Index	USD	9/20/2019	10	502,480	492,000	(10,480)
Total net unrealized appreciation						1,716

Currency Abbreviation
EUR Euro
USD United States Dollar

The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$15,194,252	$—	$—	$15,194,252
Equity — Exchange-Traded Funds	1,414,042	—	—	1,414,042
Fixed Income — Bond Funds	4,112,039	—	—	4,112,039
Fixed Income — Exchange-Traded Funds	5,541,281	—	—	5,541,281
Short-Term U.S. Treasury Obligations	—	189,065	—	189,065
Fixed Income — Money Market Fund	741,927	—	—	741,927
Derivatives (d)
Futures Contracts	12,196	—	—	12,196
Total	$27,015,737	$189,065	$—	$27,204,802

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Futures Contracts	$(10,480)	$—	$—	$(10,480)
Total	$(10,480)	$—	$—	$(10,480)

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	31

Statements of Assets and Liabilities

as of August 31, 2019

Assets	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Investments in non-affiliated securities and Underlying Funds, at value (cost $22,970,660, $20,031,824, $6,933,482)	$23,773,529	$20,004,088	$7,144,388
Investments in affiliated Underlying Funds, at value (cost $51,074,504, $60,041,876, $14,921,389)	59,518,236	60,624,537	20,048,218
Cash	8,895	10,000	13,713
Foreign Currency, at value (cost $153)	—	—	153
Receivable for Fund shares sold	3,014	9,567	5,361
Interest receivable	2,301	8,644	1,036
Receivable for variation margin on futures contract	10,451	4,833	4,823
Other assets	14,024	13,457	29,070
Total assets	83,330,450	80,675,126	27,246,762

Liabilities
Payable for Fund shares redeemed	34,059	118,175	1,556
Accrued Trustees’ fees	1,481	1,532	790
Other accrued expenses and payables	102,998	93,423	80,043
Total liabilities	138,538	213,130	82,389
Net assets at value	$83,191,912	$80,461,996	$27,164,373

The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Asset Allocation Trust

Statements of Assets and Liabilities as of August 31, 2019 (continued)

Net Assets Consist of	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Distributable earnings (loss)	$9,577,579	$2,409,986	$6,440,532
Paid-in capital	73,614,333	78,052,010	20,723,841
Net assets, at value	$83,191,912	$80,461,996	$27,164,373

Net Asset Value
Class A
Net assets applicable to shares outstanding	$35,226,794	$32,655,666	$18,865,324
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	2,624,331	2,087,511	1,953,041

Net Asset Value and redemption price per share	$13.42	$15.64	$9.66

Maximum offering price per share (100 ÷ 94.25 of net asset value)	$14.24	$16.59	$10.25
Class C
Net assets applicable to shares outstanding	$2,009,872	$1,409,392	$2,371,970
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	149,893	90,806	246,335

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share	$13.41	$15.52	$9.63
Class S
Net assets applicable to shares outstanding	$45,955,246	$46,396,938	$5,927,079
Shares outstanding of beneficial interest, $.01 par value, unlimited number of shares authorized	3,428,276	2,962,263	613,807

Net Asset Value, offering and redemption price per share	$13.40	$15.66	$9.66

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	33

Statements of Operations

for the year ended August 31, 2019

Net Asset Value	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Income distributions from affiliated Underlying Funds	$1,584,406	$1,582,073	$449,342
Dividends	864,563	812,848	225,633
Interest	9,397	28,075	4,599
Total income	2,458,366	2,422,996	679,574
Expenses:

Management fee	87,548	97,841	31,423
Administration fee	82,984	82,576	27,267
Services to shareholders	120,551	162,379	48,223
Distribution and service fees	106,002	97,281	71,450
Custodian fee	7,643	8,208	7,938
Professional fees	70,727	74,313	69,686
Reports to shareholders	35,059	39,236	32,106
Registration fees	47,581	47,174	44,439
Trustees’ fees and expenses	4,772	5,796	3,177
Other	9,848	11,126	7,152
Total expenses before expense reductions	572,715	625,930	342,861
Expense reductions	(125,142)	(162,020)	(147,565)
Total expenses after expense reductions	447,573	463,910	195,296
Net investment income	$2,010,793	$1,959,086	$484,278

The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Asset Allocation Trust

Statements of Operations for the year ended August 31, 2019 (continued)

Realized and Unrealized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Net realized gain (loss) from:

Sale of affiliated Underlying Funds	$(353,647)	$1,257,661	$(10,183)
Sale of non-affiliated Underlying Funds	(153,171)	646,710	(64,952)
Capital gain distributions from affiliated Underlying Funds	1,693,742	1,755,149	1,054,282
Futures	13,441	4,453	(135,612)
Foreign currency	34	246	27
	1,200,399	3,664,219	843,562
Change in net unrealized appreciation (depreciation) on:

Affiliated Underlying Funds	(917,923)	(4,833,185)	(1,207,760)
Non-affiliated Underlying Funds	960,803	(704,461)	129,319
Futures	(203,863)	161,004	50,877
Foreign currency	40	229	230
	(160,943)	(5,376,413)	(1,027,334)
Net gain (loss)	1,039,456	(1,712,194)	(183,772)
Net increase (decrease) in net assets resulting from operations	$3,050,249	$246,892	$300,506

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	35

Statements of Changes in Net Assets

DWS Multi-Asset Conservative Allocation Fund

	Years Ended August 31,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income (loss)	$2,010,793	$1,623,464
Net realized gain (loss)	1,200,399	1,883,125
Change in net unrealized appreciation (depreciation)	(160,943)	(41,070)
Net increase (decrease) in net assets resulting from operations	3,050,249	3,465,519
Distributions to shareholders:

Class A	(684,691)	(542,231)
Class C	(29,086)	(69,687)
Class S	(1,020,309)	(978,681)
Total distributions	(1,734,086)	(1,590,599)*
Fund share transactions:

Proceeds from shares sold	4,523,728	10,341,726
Reinvestment of distributions	1,659,726	1,521,857
Payments for shares redeemed	(10,937,382)	(20,563,724)
Net increase (decrease) in net assets from Fund share transactions	(4,753,928)	(8,700,141)
Increase (decrease) in net assets	(3,437,765)	(6,825,221)
Net assets at beginning of period	86,629,677	93,454,898

Net assets at end of period	$83,191,912	$86,629,677 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $329,587.

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Asset Allocation Trust

Statements of Changes in Net Assets (continued) DWS Multi-Asset Growth Allocation Fund

	Years Ended August 31,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income (loss)	$1,959,086	$1,818,426
Net realized gain (loss)	3,664,219	2,753,269
Change in net unrealized appreciation (depreciation)	(5,376,413)	(1,736,680)
Net increase (decrease) in net assets resulting from operations	246,892	2,835,015
Distributions to shareholders:

Class A	(649,790)	(592,936)
Class C	(20,683)	(64,959)
Class S	(1,028,864)	(1,041,884)
Total distributions	(1,699,337)	(1,699,779)*
Fund share transactions:

Proceeds from shares sold	1,781,480	7,180,512
Reinvestment of distributions	1,659,030	1,653,395
Payments for shares redeemed	(11,594,936)	(21,942,470)
Net increase (decrease) in net assets from Fund share transactions	(8,154,426)	(13,108,563)
Increase (decrease) in net assets	(9,606,871)	(11,973,327)
Net assets at beginning of period	90,068,867	102,042,194

Net assets at end of period	$80,461,996	$90,068,867 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $1,641,550.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	37

Statements of Changes in Net Assets (continued) DWS Multi-Asset Moderate Allocation Fund

	Years Ended August 31,
Increase (Decrease) in Net Assets	2019	2018

Operations:

Net investment income (loss)	$484,278	$372,619
Net realized gain (loss)	843,562	1,574,817
Change in net unrealized appreciation (depreciation)	(1,027,334)	338,762
Net increase (decrease) in net assets resulting from operations	300,506	2,286,198
Distributions to shareholders:

Class A	(922,013)	(1,038,283)
Class C	(111,319)	(204,889)
Class S	(299,504)	(397,659)
Total distributions	(1,332,836)	(1,640,831)*
Fund share transactions:

Proceeds from shares sold	2,529,915	4,146,771
Reinvestment of distributions	1,315,431	1,548,758
Payments for shares redeemed	(4,326,518)	(9,112,877)
Net increase (decrease) in net assets from Fund share transactions	(481,172)	(3,417,348)
Increase (decrease) in net assets	(1,513,502)	(2,771,981)
Net assets at beginning of period	28,677,875	31,449,856

Net assets at end of period	$27,164,373	$28,677,875 **

*

Includes distributions from net investment income of $248,446, $23,100 and $108,799 for Class A, Class C and Class S shares, respectively and distributions from net realized gains of $789,837, $181,789 and $288,860 for Class A, Class C and Class S shares, respectively.

**	Includes undistributed net investment income of $126,415.

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Asset Allocation Trust

Financial Highlights

DWS Multi-Asset Conservative Allocation Fund — Class A

	Years Ended August 31,
	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$13.20	$12.93	$12.25	$12.00	$12.85
Income (loss) from investment operations:

Net investment income[a]	.30	.22	.22	.18	.22
Net realized and unrealized gain (loss)	.18	.27	.66	.33	(.67)
Total from investment operations	.48	.49	.88	.51	(.45)
Less distributions from:

Net investment income	(.26)	(.22)	(.20)	(.26)	(.40)
Net asset value, end of period	$13.42	$13.20	$12.93	$12.25	$12.00
Total Return (%)[b,c,d]	3.69	3.80	7.32	4.33	(3.62)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35	36	34	37	31
Ratio of expenses before expense reductions (%)[e]	.81	.82	.80	.79	.73
Ratio of expenses after expense reductions (%)[e]	.66	.73	.69	.57	.52
Ratio of net investment income (%)	2.30	1.70	1.76	1.51	1.71
Portfolio turnover rate (%)	31	45	5	162	15

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	39

DWS Multi-Asset Conservative Allocation Fund — Class C

	Years Ended August 31,
	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$13.19	$12.92	$12.23	$11.99	$12.83
Income (loss) from investment operations:

Net investment income[a]	.21	.13	.13	.09	.12
Net realized and unrealized gain (loss)	.17	.26	.67	.32	(.66)
Total from investment operations	.38	.39	.80	.41	(.54)
Less distributions from:

Net investment income	(.16)	(.12)	(.11)	(.17)	(.30)
Net asset value, end of period	$13.41	$13.19	$12.92	$12.23	$11.99
Total Return (%)[b,c,d]	2.84	3.02	6.61	3.47	(4.28)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	8	10	8
Ratio of expenses before expense reductions (%)[e]	1.60	1.55	1.58	1.53	1.48
Ratio of expenses after expense reductions (%)[e]	1.41	1.48	1.44	1.32	1.27
Ratio of net investment income (%)	1.61	.97	1.02	.75	.95
Portfolio turnover rate (%)	31	45	5	162	15

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Conservative Allocation Fund — Class S

	Years Ended August 31,
	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$13.18	$12.91	$12.23	$11.99	$12.83
Income (loss) from investment operations:

Net investment income[a]	.33	.25	.25	.21	.25
Net realized and unrealized gain (loss)	.18	.27	.67	.32	(.66)
Total from investment operations	.51	.52	.92	.53	(.41)
Less distributions from:

Net investment income	(.29)	(.25)	(.24)	(.29)	(.43)
Net asset value, end of period	$13.40	$13.18	$12.91	$12.23	$11.99
Total Return (%)[b,c]	3.96	4.06	7.60	4.51	(3.31)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46	48	52	53	27
Ratio of expenses before expense reductions (%)[d]	.55	.54	.55	.51	.48
Ratio of expenses after expense reductions (%)[d]	.41	.48	.44	.32	.27
Ratio of net investment income (%)	2.55	1.95	2.00	1.77	2.00
Portfolio turnover rate (%)	31	45	5	162	15

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	41

DWS Multi-Asset Growth Allocation Fund — Class A

	Years Ended August 31,
	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.88	$15.73	$14.61	$15.05	$16.10
Income (loss) from investment operations:

Net investment income[a]	.34	.28	.26	.35	.25
Net realized and unrealized gain (loss)	(.29)	.13	1.31	(.50)[f]	(.83)
Total from investment operations	.05	.41	1.57	(.15)	(.58)
Less distributions from:

Net investment income	(.29)	(.26)	(.45)	(.29)	(.47)
Net asset value, end of period	$15.64	$15.88	$15.73	$14.61	$15.05
Total Return (%)[b,c,d]	.56	2.59	11.05	(.96)[f]	(3.63)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	37	39	39	50
Ratio of expenses before expense reductions (%)[e]	.87	.83	.83	.79	.66
Ratio of expenses after expense reductions (%)[e]	.69	.70	.63	.40	.52
Ratio of net investment income (%)	2.24	1.75	1.74	2.40	1.58
Portfolio turnover rate (%)	93	35	11	259	12

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund — Class C

	Years Ended August 31,
	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.75	$15.60	$14.49	$14.92	$15.96
Income (loss) from investment operations:

Net investment income[a]	.23	.18	.15	.24	.13
Net realized and unrealized gain (loss)	(.28)	.11	1.30	(.50)[f]	(.82)
Total from investment operations	(.05)	.29	1.45	(.26)	(.69)
Less distributions from:

Net investment income	(.18)	(.14)	(.34)	(.17)	(.35)
Net asset value, end of period	$15.52	$15.75	$15.60	$14.49	$14.92
Total Return (%)[b,c,d]	(.15)	1.82	10.27	(1.74)[f]	(4.42)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	2	7	8	11
Ratio of expenses before expense reductions (%)[e]	1.65	1.59	1.60	1.53	1.40
Ratio of expenses after expense reductions (%)[e]	1.44	1.45	1.38	1.15	1.27
Ratio of net investment income (%)	1.53	1.11	.99	1.64	.82
Portfolio turnover rate (%)	93	35	11	259	12

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[f]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	43

DWS Multi-Asset Growth Allocation Fund — Class S

	Years Ended August 31,
	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$15.90	$15.75	$14.63	$15.07	$16.12
Income (loss) from investment operations:

Net investment income[a]	.38	.33	.30	.39	.30
Net realized and unrealized gain (loss)	(.29)	.12	1.31	(.50)[e]	(.84)
Total from investment operations	.09	.45	1.61	(.11)	(.54)
Less distributions from:

Net investment income	(.33)	(.30)	(.49)	(.33)	(.51)
Net asset value, end of period	$15.66	$15.90	$15.75	$14.63	$15.07
Total Return (%)[b,c]	.82	2.85	11.32	(.70)[e]	(3.43)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46	51	56	59	71
Ratio of expenses before expense reductions (%)[d]	.65	.60	.61	.54	.42
Ratio of expenses after expense reductions (%)[d]	.44	.45	.38	.15	.27
Ratio of net investment income (%)	2.50	2.03	1.99	2.69	1.87
Portfolio turnover rate (%)	93	35	11	259	12

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

[e]

Includes $0.163 per share of gains on the disposal of an investment in violation of investment restrictions for the year ended August 31, 2016. Excluding this gain, total return would have been 1.13% lower for the year ended August 31, 2016.

The accompanying notes are an integral part of the financial statements.

44	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund — Class A

	Years Ended August 31,
	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.07	$9.88	$9.51	$10.41	$12.04
Income (loss) from investment operations:

Net investment income[a]	.17	.13	.13	.12	.16
Net realized and unrealized gain (loss)	(.10)	.61	.79	.01	(.42)
Total from investment operations	.07	.74	.92	.13	(.26)
Less distributions from:

Net investment income	(.13)	(.13)	(.15)	(.19)	(.28)
Net realized gains	(.35)	(.42)	(.40)	(.84)	(1.09)
Total distributions	(.48)	(.55)	(.55)	(1.03)	(1.37)
Net asset value, end of period	$9.66	$10.07	$9.88	$9.51	$10.41
Total Return (%)[b,c,d]	1.27	7.60	10.17	1.25	(2.39)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19	20	20	22	24
Ratio of expenses before expense reductions (%)[e]	1.25	1.16	1.16	1.04	.85
Ratio of expenses after expense reductions (%)[e]	.70	.66	.60	.46	.52
Ratio of net investment income (%)	1.79	1.27	1.36	1.23	1.39
Portfolio turnover rate (%)	36	45	9	161	14

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	45

DWS Multi-Asset Moderate Allocation Fund — Class C

	Years Ended August 31,
	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.03	$9.84	$9.47	$10.37	$11.99
Income (loss) from investment operations:

Net investment income[a]	.10	.05	.06	.04	.07
Net realized and unrealized gain (loss)	(.09)	.61	.79	.01	(.41)
Total from investment operations	.01	.66	.85	.05	(.34)
Less distributions from:

Net investment income	(.06)	(.05)	(.08)	(.11)	(.19)
Net realized gains	(.35)	(.42)	(.40)	(.84)	(1.09)
Total distributions	(.41)	(.47)	(.48)	(.95)	(1.28)
Net asset value, end of period	$9.63	$10.03	$9.84	$9.47	$10.37
Total Return (%)[b,c,d]	.59	6.79	9.35	.44	(3.11)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	5	5	5
Ratio of expenses before expense reductions (%)[e]	1.96	1.85	1.88	1.74	1.54
Ratio of expenses after expense reductions (%)[e]	1.45	1.41	1.35	1.21	1.27
Ratio of net investment income (%)	1.06	.55	.60	.42	.65
Portfolio turnover rate (%)	36	45	9	161	14

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charge.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[e]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

46	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Moderate Allocation Fund — Class S

	Years Ended August 31,
	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$10.07	$9.87	$9.51	$10.41	$12.05
Income (loss) from investment operations:

Net investment income[a]	.19	.15	.15	.13	.23
Net realized and unrealized gain (loss)	(.10)	.63	.79	.03	(.47)
Total from investment operations	.09	.78	.94	.16	(.24)
Less distributions from:

Net investment income	(.15)	(.16)	(.18)	(.22)	(.31)
Net realized gains	(.35)	(.42)	(.40)	(.84)	(1.09)
Total distributions	(.50)	(.58)	(.58)	(1.06)	(1.40)
Net asset value, end of period	$9.66	$10.07	$9.87	$9.51	$10.41
Total Return (%)[b,c]	1.54	7.99	10.35	1.53	(2.21)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6	6	7	9	9
Ratio of expenses before expense reductions (%)[d]	.97	.87	.89	.77	.58
Ratio of expenses after expense reductions (%)[d]	.45	.41	.35	.21	.26
Ratio of net investment income (%)	2.05	1.53	1.59	1.43	2.05
Portfolio turnover rate (%)	36	45	9	161	14

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.

[d]

The Fund invests in other Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Asset Allocation Trust	|	47

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund (formerly DWS Multi-Asset Global Allocation Fund) and DWS Multi-Asset Moderate Allocation Fund (hereinafter referred to individually as “Fund” or collectively as “Funds”) are each a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Funds may invest directly in securities and derivatives or other affiliated DWS funds (i.e., mutual funds, exchange-traded funds and other pooled investment vehicles managed by DWS Investment Management Americas, Inc. or one of its affiliates, together the “Underlying DWS Funds”) and non-affiliated mutual funds and exchange-traded funds (“Non-affiliated Funds”). Non-affiliated Funds and Underlying DWS Funds are collectively referred to as “Underlying Funds.” Each Underlying DWS Fund’s accounting policies and investment holdings are outlined in the Underlying DWS Funds’ financial statements and are available upon request.

Each Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of each Fund have equal rights with respect to voting subject to class-specific arrangements.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America

48	|	Deutsche DWS Asset Allocation Trust

(“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by each Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statements of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in mutual funds are valued at the net asset value per share of each class of the mutual fund and are categorized as Level 1.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on

Deutsche DWS Asset Allocation Trust	|	49

the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are categorized as Level 1 securities.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Disclosure about the classification of fair value measurements is included in a table following each Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Federal Income Taxes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Each Fund is treated as a single corporate taxpayer.

The Funds have reviewed the tax positions for the open tax years as of August 31, 2019 and have determined that no provision for income tax and/or uncertain tax positions is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of DWS Multi-Asset Conservative Allocation Fund are declared and distributed to shareholders quarterly. Distributions from net investment income of DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Fund if not distributed and, therefore, will be distributed to shareholders at least annually. The Funds may also make additional distributions for tax purposes if necessary.

50	|	Deutsche DWS Asset Allocation Trust

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in futures, the tax character of capital gain distributions from Underlying Funds and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of a Fund.

At August 31, 2019, DWS Multi-Asset Conservative Allocation Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$671,909
Net unrealized appreciation (depreciation) on investments	$8,905,825

At August 31, 2019, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Conservative Allocation Fund was $74,385,940. The net unrealized appreciation for all investments based on tax cost was $8,905,825. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $9,541,964 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $636,139.

In addition, during the years ended August 31, 2019 and August 31, 2018, the tax character of distributions paid to shareholders by DWS Multi-Asset Conservative Allocation Fund is summarized as follows:

	Years Ended August 31,
	2019	2018
Distributions from ordinary income*	$1,734,086	$1,590,599

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2019, DWS Multi-Asset Growth Allocation Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$1,967,045
Undistributed long-term capital gains	$28,834
Net unrealized appreciation (depreciation) on investments	$414,103

At August 31, 2019, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Growth Allocation Fund was

Deutsche DWS Asset Allocation Trust	|	51

$80,214,522. The net unrealized appreciation for all investments based on tax cost was $414,103. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $1,969,611 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $1,555,508.

In addition, during the years ended August 31, 2019 and August 31, 2018, the tax character of distributions paid to shareholders by DWS Multi-Asset Growth Allocation Fund is summarized as follows:

	Years Ended August 31,
	2019	2018
Distributions from ordinary income*	$1,699,337	$1,699,779

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

At August 31, 2019, DWS Multi-Asset Moderate Allocation Fund’s components of distributable earnings (accumulated losses) on a tax basis are as follows:

Undistributed ordinary income*	$304,772
Undistributed long-term capital gains	$817,815
Net unrealized appreciation (depreciation) on investments	$5,317,793

At August 31, 2019, the aggregate cost of investments for federal income tax purposes for DWS Multi-Asset Moderate Allocation Fund was $21,874,813. The net unrealized appreciation for all investments based on tax cost was $5,317,793. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $5,462,203 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $144,410.

In addition, during the years ended August 31, 2019 and August 31, 2018, the tax character of distributions paid to shareholders by DWS Multi-Asset Moderate Allocation Fund is summarized as follows:

	Years Ended August 31,
	2019	2018
Distributions from ordinary income*	$350,084	$708,839
Distributions from long-term capital gains	$982,752	$931,992

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

52	|	Deutsche DWS Asset Allocation Trust

Contingencies. In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instrument

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended August 31, 2019, the Funds entered into futures contracts in order to hedge against potential adverse market movements of portfolio assets and to adjust asset allocations in response to short-term market changes as part of the Funds’ tactical asset allocation process.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of August 31, 2019 is included in the tables following the Funds’ Investment Portfolios. For the year ended August 31, 2019, the investment in futures contracts

Deutsche DWS Asset Allocation Trust	|	53

purchased had a total notional value generally indicative of a range from approximately $4,654,000 to $9,787,000 for DWS Multi-Asset Conservative Allocation Fund, from approximately $3,273,000 to $12,735,000 for DWS Multi-Asset Growth Allocation Fund and from approximately $897,000 to $1,865,000 for DWS Multi-Asset Moderate Allocation Fund. For the year ended August 31, 2019, the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $2,518,000 for DWS Multi-Asset Conservative Allocation Fund, from $0 to approximately $5,735,000 for DWS Multi-Asset Growth Allocation Fund and from $0 to approximately $629,000 for DWS Multi-Asset Moderate Allocation Fund.

The following tables summarize the value of the Funds’ derivative instruments held as of August 31, 2019 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

Assets Derivative	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (a)	$98,479	$25,548	$12,196
Interest Rate Contracts (a)	5,665	—	—
	$104,144	$25,548	$12,196

Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.

Liabilities Derivative	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (b)	$(16,848)	$(16,768)	$(10,480)

Each of the above derivatives is located in the following Statements of Assets and Liabilities accounts:

(b)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statements of Assets and Liabilities.

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Additionally, the amounts of unrealized and realized gains and losses on derivative instruments recognized in Funds earnings during the year ended August 31, 2019 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (c)	$(8,025)	$4,453	$(135,612)
Interest Rate Contracts (c)	21,466	—	—
	$13,441	$4,453	$(135,612)

Each of the above derivatives is located in the following Statements of Operations accounts:

(c)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund
Equity Contracts (d)	$(209,528)	$161,004	$50,877
Interest Rate Contracts (d)	5,665	—	—
	$(203,863)	$161,004	$50,877

Each of the above derivatives is located in the following Statements of Operations accounts:

(d)	Change in net unrealized appreciation (depreciation) on futures

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Pursuant to the Restated Investment Management Agreement with the Advisor, DWS Multi-Asset Conservative Allocation Fund and DWS Multi-Asset Moderate Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Pursuant to the Restated Investment Management Agreement with the Advisor, prior to July 29, 2019, DWS Multi-Asset Growth Allocation Fund

Deutsche DWS Asset Allocation Trust	|	55

paid a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.65% on the Fund’s average daily net assets not covered in (a) above. Effective July 29, 2019, DWS Multi-Asset Growth Allocation Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.55% on the Fund’s average daily net assets not covered in (a) above. The effective management fee rate reflects the Advisor’s estimate based on anticipated allocation of fund assets, accrued daily and payable monthly.

Accordingly, for the year ended August 31, 2019, the fees pursuant to the Restated Investment Management Agreement were equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.11%, 0.12% and 0.12% of the Fund’s average daily net assets for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively.

The Funds do not invest in the Underlying DWS Funds for the purpose of exercising management or control; however, investments within the set limits may represent 5% or more of an Underlying DWS Fund’s outstanding shares. At August 31, 2019, DWS Multi-Asset Moderate Allocation Fund did not invest in more than 5% of any Underlying DWS Fund. At August 31, 2019, DWS Multi-Asset Conservative Allocation Fund held 5% or greater of the following Underlying DWS Fund’s outstanding shares: 9% of DWS European Equity Fund. At August 31, 2019, DWS Multi-Asset Growth Allocation Fund held 5% or greater of the following Underlying DWS Funds’ outstanding shares: 10% of DWS European Equity Fund.

For the period from September 1, 2018 through September 30, 2018 for DWS Multi-Asset Conservative Allocation Fund, through July 28, 2019 for DWS Multi-Asset Growth Allocation Fund and through November 30, 2018 for DWS Multi-Asset Moderate Allocation Fund the Advisor has contractually agreed to reimburse or pay certain operating expenses to the extent necessary to maintain the Funds’ total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets as follows:

	DWS Multi-Asset Conservative Allocation Fund	DWS Multi-Asset Growth Allocation Fund	DWS Multi-Asset Moderate Allocation Fund

Class A	1.15%	1.15%	1.15%
Class C	1.90%	1.90%	1.90%
Class S	.90%	.90%	.90%

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For the period from October 1, 2018 through September 30, 2019, the Advisor had contractually agreed to reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets of DWS Multi-Asset Conservative Allocation Fund:

Class A	1.13%
Class C	1.88%
Class S	.88%

Effective October 1, 2019 through September 30, 2020, the Advisor has contractually agreed to reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets of DWS Multi-Asset Conservative Allocation Fund:

Class A	1.07%
Class C	1.82%
Class S	.82%

Effective July 29, 2019 through September 30, 2020, the Advisor has contractually agreed to reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets of DWS Multi-Asset Growth Allocation Fund:

Class A	1.12%
Class C	1.87%
Class S	.87%

For the period from December 1, 2018 through September 30, 2019, the Advisor had contractually agreed to reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets of DWS Multi-Asset Moderate Allocation Fund:

Class A	1.22%
Class C	1.97%
Class S	.97%

Deutsche DWS Asset Allocation Trust	|	57

Effective October 1, 2019 through September 30, 2020, the Advisor has contractually agreed to reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (including indirect expenses of Underlying Funds and excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as a percentage of average daily net assets of DWS Multi-Asset Moderate Allocation Fund:

Class A	1.16%
Class C	1.91%
Class S	.91%

For the year ended August 31, 2019, fees waived and/or expenses reimbursed for each Fund were as follows:

DWS Multi-Asset Conservative Allocation Fund
Class A	$54,682
Class C	4,518
Class S	65,942
$125,142
DWS Multi-Asset Growth Allocation Fund
Class A	$61,572
Class C	3,422
Class S	97,026
$162,020
DWS Multi-Asset Moderate Allocation Fund
Class A	$103,574
Class C	13,428
Class S	30,563
$147,565

Each Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds and in which it is invested.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Funds. For all services provided under the Administrative Services Agreement, the Funds pay DIMA an annual fee (“Administration Fee”) of 0.10% of each Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2019, the Administration Fee for each Fund was as follows:

Administration Fee	Total Aggregated	Unpaid at August 31, 2019
DWS Multi-Asset Conservative Allocation Fund	$82,984	$7,060
DWS Multi-Asset Growth Allocation Fund	$82,576	$6,836
DWS Multi-Asset Moderate Allocation Fund	$27,267	$2,303

58	|	Deutsche DWS Asset Allocation Trust

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Funds. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Funds. For the year ended August 31, 2019, the amounts charged to the Funds by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at August 31, 2019
DWS Multi-Asset Conservative Allocation Fund
Class A	$17,845	$3,060
Class C	1,122	199
Class S	38,136	6,573
	$57,103	$9,832
DWS Multi-Asset Growth Allocation Fund
Class A	$21,680	$3,487
Class C	1,472	234
Class S	62,087	10,022
	$85,239	$13,743
DWS Multi-Asset Moderate Allocation Fund
Class A	$9,577	$1,592
Class C	782	132
Class S	5,275	903
	$15,634	$2,627

In addition, for the year ended August 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statements of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Multi-Asset Conservative Allocation Fund
Class A	$29,444
Class C	2,833
Class S	12,996
$45,273
DWS Multi-Asset Growth Allocation Fund
Class A	$27,728
Class C	1,273
Class S	13,319
$42,320

Deutsche DWS Asset Allocation Trust	|	59

Sub-Recordkeeping	Total Aggregated
DWS Multi-Asset Moderate Allocation Fund
Class A	$21,306
Class C	2,312
Class S	2,081
$25,699

Distribution and Service Fees. Under the Funds’ Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Funds’ Underwriting and Distribution Services Agreements, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended August 31, 2019, the Distribution Fees were as follows:

Distribution Fees	Total Aggregated	Unpaid at August 31, 2019
DWS Multi-Asset Conservative Allocation Fund
Class C	$17,399	$1,280
DWS Multi-Asset Growth Allocation Fund
Class C	$12,332	$912
DWS Multi-Asset Moderate Allocation Fund
Class C	$19,793	$1,556

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2019, the Service Fees were as follows:

Service Fees	Total Aggregated	Unpaid at August 31, 2019	Annual Rate
DWS Multi-Asset
Conservative Allocation Fund
Class A	$82,981	$14,638	.24%
Class C	5,622	1,064	.24%
	$88,603	$15,702
DWS Multi-Asset
Growth Allocation Fund
Class A	$80,909	$13,692	.24%
Class C	4,040	716	.25%
	$84,949	$14,408

60	|	Deutsche DWS Asset Allocation Trust

Service Fees	Total Aggregated	Unpaid at August 31, 2019	Annual Rate
DWS Multi-Asset
Moderate Allocation Fund
Class A	$45,182	$8,605	.24%
Class C	6,475	1,083	.25%
	$51,657	$9,688

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Funds. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2019 for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund aggregated $1,407, $1,377 and $1,571, respectively.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed of Class C. For the year ended August 31, 2019, the CDSC for Class C shares aggregated $23, $24 and $173 for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Funds, DIMA is compensated for providing certain pre-press and regulatory filing services to the Funds. For the year ended August 31, 2019, the amounts charged to the Funds by DIMA included in the Statements of Operations under “Reports to shareholders” were as follows:

Typesetting and Filing Service Fees	Total Aggregated	Unpaid at August 31, 2019
DWS Multi-Asset Conservative Allocation Fund	$10,674	$4,168
DWS Multi-Asset Growth Allocation Fund	$10,747	$3,645
DWS Multi-Asset Moderate Allocation Fund	$11,436	$4,323

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. Each Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market

Deutsche DWS Asset Allocation Trust	|	61

fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. Each Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.

D. Line of Credit

The Funds and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Funds may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent, plus, if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Funds may borrow up to a maximum of 33 percent of its net assets under the agreement. The Funds had no outstanding loans at August 31, 2019.

E. Funds Share Transactions

DWS Multi-Asset Conservative Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	234,719	$2,994,767	535,752	$7,007,947
Class C	20,902	264,854	55,667	732,787
Class S	98,583	1,264,107	199,228	2,600,992
		$4,523,728		$10,341,726

Shares issued to shareholders in reinvestment of distributions
Class A	51,292	$662,196	40,033	$520,734
Class C	2,053	26,548	5,158	67,226
Class S	75,376	970,982	71,943	933,897
		$1,659,726		$1,521,857

62	|	Deutsche DWS Asset Allocation Trust

	Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(365,227)	$(4,725,610)	(489,642)	$(6,406,812)
Class C	(73,451)	(950,136)	(451,085)	(5,896,160)
Class S	(409,111)	(5,261,636)	(632,990)	(8,260,752)
		$(10,937,382)		$(20,563,724)

Net increase (decrease)
Class A	(79,216)	$(1,068,647)	86,143	$1,121,869
Class C	(50,496)	(658,734)	(390,260)	(5,096,147)
Class S	(235,152)	(3,026,547)	(361,819)	(4,725,863)
		$(4,753,928)		$(8,700,141)

DWS Multi-Asset Growth Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	73,774	$1,116,491	358,865	$5,683,056
Class C	4,242	64,449	21,769	348,443
Class S	39,162	600,540	70,932	1,149,013
		$1,781,480		$7,180,512

Shares issued to shareholders in reinvestment of distributions
Class A	45,320	$632,212	35,553	$573,478
Class C	1,459	20,280	4,004	64,376
Class S	72,205	1,006,538	62,999	1,015,541
		$1,659,030		$1,653,395

Shares redeemed
Class A	(355,577)	$(5,436,263)	(536,359)	$(8,606,752)
Class C	(43,813)	(659,736)	(375,774)	(5,912,953)
Class S	(363,720)	(5,498,937)	(460,793)	(7,422,765)
		$(11,594,936)		$(21,942,470)

Net increase (decrease)
Class A	(236,483)	$(3,687,560)	(141,941)	$(2,350,218)
Class C	(38,112)	(575,007)	(350,001)	(5,500,134)
Class S	(252,353)	(3,891,859)	(326,862)	(5,258,211)
		$(8,154,426)		$(13,108,563)

Deutsche DWS Asset Allocation Trust	|	63

DWS Multi-Asset Moderate Allocation Fund

The following table summarizes share and dollar activity in the Fund:

	Year Ended August 31, 2019		Year Ended August 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	171,755	$1,618,999	324,053	$3,224,973
Class C	43,061	407,404	25,288	254,800
Class S	52,620	503,512	67,123	666,998
		$2,529,915		$4,146,771

Shares issued to shareholders in reinvestment of distributions
Class A	106,048	$907,771	103,568	$1,019,109
Class C	12,909	110,632	20,703	204,135
Class S	34,781	297,028	33,148	325,514
		$1,315,431		$1,548,758

Shares redeemed
Class A	(266,547)	$(2,521,915)	(486,124)	$(4,893,330)
Class C	(110,743)	(1,056,168)	(208,578)	(2,072,943)
Class S	(80,412)	(748,435)	(215,670)	(2,146,604)
		$(4,326,518)		$(9,112,877)

Net increase (decrease)
Class A	11,256	$4,855	(58,503)	$(649,248)
Class C	(54,773)	(538,132)	(162,587)	(1,614,008)
Class S	6,989	52,105	(115,399)	(1,154,092)
		$(481,172)		$(3,417,348)

64	|	Deutsche DWS Asset Allocation Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Deutsche DWS Asset Allocation Trust and Shareholders of DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund (formerly DWS Multi-Asset Global Allocation Fund) and DWS Multi-Asset Moderate Allocation Fund (the “Funds”) (three of the funds constituting Deutsche DWS Asset Allocation Trust) (the “Trust”), including the investment portfolios, as of August 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (three of the funds constituting Deutsche DWS Asset Allocation Trust) at August 31, 2019, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statements of changes in net assets for the year ended August 31, 2018, and the financial highlights for the years ended August 31, 2015, August 31, 2016, August 31, 2017 and August 31, 2018, were audited by another independent registered public accounting firm whose report, dated October 25, 2018, expressed an unqualified opinion on those statements of changes in net assets and those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Deutsche DWS Asset Allocation Trust	|	65

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts

October 25, 2019

66	|	Deutsche DWS Asset Allocation Trust

Information About Each Fund’s Expenses

As an investor of a Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Funds bear directly, the Funds’ shareholders indirectly bear the expenses of the Underlying Funds in which the Funds invest. These expenses are not included in the Funds’ annualized expense ratios used to calculate the expense estimate in the tables. In the most recent six-month period, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund limited the ongoing expenses the Funds bear directly; had they not done so, expenses would have been higher. The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2019 to August 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Deutsche DWS Asset Allocation Trust	|	67

DWS Multi-Asset Conservative Allocation Fund

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/19	$1,050.80	$1,046.10	$1,051.40
Expenses Paid per $1,000*	$3.26	$7.12	$1.96

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/19	$1,022.03	$1,018.25	$1,023.29
Expenses Paid per $1,000*	$3.21	$7.02	$1.94

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Conservative Allocation Fund	.63%	1.38%	.38%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

68	|	Deutsche DWS Asset Allocation Trust

DWS Multi-Asset Growth Allocation Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/19	$1,032.30	$1,027.80	$1,033.70
Expenses Paid per $1,000*	$3.38	$7.21	$2.10

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/19	$1,021.88	$1,018.10	$1,023.14
Expenses Paid per $1,000*	$3.36	$7.17	$2.09

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Growth Allocation Fund	.66%	1.41%	.41%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

Deutsche DWS Asset Allocation Trust	|	69

DWS Multi-Asset Moderate Allocation Fund Expenses and Value of a $1,000 Investment for the six months ended August 31, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/19	$1,039.80	$1,035.50	$1,039.90
Expenses Paid per $1,000*	$3.60	$7.44	$2.31

Hypothetical 5% Fund Return	Class A	Class C	Class S
Beginning Account Value 3/1/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 8/31/19	$1,021.68	$1,017.90	$1,022.94
Expenses Paid per $1,000*	$3.57	$7.38	$2.29

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios**	Class A	Class C	Class S
DWS Multi-Asset Moderate Allocation Fund	.70%	1.45%	.45%

**

The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

70	|	Deutsche DWS Asset Allocation Trust

Tax Information	(Unaudited)

DWS Multi-Asset Moderate Allocation Fund paid distributions of $0.35 per share from net long-term capital gains during its year ended August 31, 2019.

Pursuant to Section 852 of the Internal Revenue Code, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund designates $32,000 and $902,000, respectively, as capital gain dividends for its year ended August 31, 2019.

For corporate shareholders, 100%, 100% and 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the fiscal year ended August 31, 2019, for DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund, respectively, qualified for the dividends received deduction.

For federal income tax purposes, DWS Multi-Asset Conservative Allocation Fund, DWS Multi-Asset Growth Allocation Fund and DWS Multi-Asset Moderate Allocation Fund designate $2,600,000, $2,634,000 and $743,000, respectively, or the maximum amount allowable under tax law, as qualified dividend income.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Deutsche DWS Asset Allocation Trust	|	71

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Multi-Asset Conservative Allocation Fund’s, DWS Multi-Asset Global Allocation Fund’s (now known as DWS Multi-Asset Growth Allocation Fund) and DWS Multi-Asset Moderate Allocation Fund’s (each a “Fund” and collectively, the “Funds”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Funds’ Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Funds’ performance, fees and expenses, and profitability from a fee consultant retained by the Funds’ Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Funds.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Funds’ contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of each Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Funds since their inception, and the Board believes that a long-term

72	|	Deutsche DWS Asset Allocation Trust

relationship with a capable, conscientious advisor is in the best interests of the Funds. The Board considered, generally, that shareholders chose to invest or remain invested in each respective Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Funds’ Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to each Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to each Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed each Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds.

DWS Multi-Asset Conservative Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, DWS Multi-Asset Conservative Allocation Fund’s performance (Class A shares) was in the 2nd quartile,

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4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance in 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

DWS Multi-Asset Global Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, DWS Multi-Asset Global Allocation Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance in 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

DWS Multi-Asset Moderate Allocation Fund. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, DWS Multi-Asset Moderate Allocation Fund’s performance (Class A shares) was in the 2nd quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one- and five-year periods and has underperformed its benchmark in the three-year period ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in some past periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance in 2017. The Board

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recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Funds’ investment management fee schedules, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant.

DWS Multi-Asset Conservative Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Conservative Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees, but inclusive of acquired fund fees and expenses) (“Broadridge Universe Expenses”).

DWS Multi-Asset Global Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Global Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge Universe Expenses.

DWS Multi-Asset Moderate Allocation Fund. With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by DWS Multi-Asset Moderate Allocation Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) (1st quartile being the most favorable and 4th quartile being the least favorable) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge Universe Expenses.

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The Board also reviewed data comparing total (net) operating expenses of other share classes of each Fund to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help each Fund’s total (net) operating expenses remain competitive. The Board considered the Funds’ management fee rates as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Funds and the comparable DWS funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Funds.

On the basis of the information provided, the Board concluded that each Fund’s management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA from advising the DWS Funds, along with the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality. The Board did not receive profitability information with respect to the Funds, but did receive such information with respect to the DWS Funds in which the Funds invest. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Funds and whether the Funds benefit from any economies of scale. In this regard, the Board observed that while each Fund’s current investment management fee schedule does not include breakpoints, each Fund’s fee schedule represents an appropriate sharing between each Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

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Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Funds, any fees received by an affiliate of DIMA for transfer agency services provided to the Funds and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that each Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Funds’ chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of each Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Advisory Agreement Amendment

At a meeting held in May 2019, the Board of Trustees, all members of which are Independent Trustees, approved an amendment to DWS Multi-Asset Growth Allocation Fund’s (formerly DWS Multi-Asset Global Allocation Fund) (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) to adopt a revised management fee schedule reducing DIMA’s management fee on direct investments under the Agreement. The revised reduced management fee schedule on direct investments took effect on July 29, 2019.

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In connection with its review of the amendment, the Board noted that it most recently approved the renewal of the Agreement pursuant to a process that concluded in September 2018. In addition, the Board considered:

–	With the exception of the revised reduced management fee schedule on direct investments, the terms of the Agreement remained the same.

–	DIMA’s statement that there would be no reduction in services to the Fund as a result of the revised reduced management fee schedule on direct investments.

Based on all of the information considered, the Board concluded that the revised reduced management fee schedule on direct investments was reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA. The Board determined that approval of the revised reduced management fee schedule on direct investments was in the best interests of the Fund.

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Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust/Corporation. Each Board Member’s year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the Trust/Corporation. Because the Fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Keith R. Fox, CFA (1954) Chairperson since 2017, and Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	80	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and Chairman of the Board, Healthways, Inc.[2] (population well-being and wellness services) (2003–2014); Stockwell Capital Investments PLC (private equity); Enron Corporation; FNB Corporation; Tokheim Corporation; First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International; Public Radio International. Not-for-Profit Director/Trustee: Palm Beach Civic Association; Window to the World Communications (public media); Life Director of Harris Theater for Music and Dance (Chicago); Life Director of Hubbard Street Dance Chicago	80	Portland General Electric[2] (utility company) (2003– present)

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Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The Pew Charitable Trusts (charitable organization); Massachusetts Humane Society; Overseer of the New England Conservatory; former Directorships: Becton Dickinson and Company[2] (medical technology company); Belo Corporation[2] (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College; North Bennett Street School (Boston); American Documentary, Inc. (public media)	80	—
Dawn-Marie Driscoll (1946) Board Member since 1987	Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene’s (retail) (1978–1988). Directorships: Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: ICI Mutual Insurance Company (2007–2015); Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	80	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor of Finance, The Wharton School, University of Pennsylvania (since July 1972); Director, The Wharton Financial Institutions Center (since 1994); formerly: Vice Dean and Director, Wharton Undergraduate Division (1995–2000) and Director, The Lauder Institute of International Management Studies (2000–2006); Member FDIC Systemic Risk Advisory Committee since 2011, member Systemic Risk Council since 2012 and member of the Advisory Board at the Yale Program on Financial Stability since 2013; Formerly Co-Chair of the Shadow Financial Regulatory Committee (2003–2015), Executive Director of The Financial Economists Roundtable (2008–2015), Director of The Thai Capital Fund (2007–2013), Director of The Aberdeen Singapore Fund (2007–2018), and Nonexecutive Director of Barclays Bank DE (2010–2018)	80	Director, Aberdeen Japan Fund (since 2007)

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Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[1]	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	80	—
Rebecca W. Rimel (1951) Board Member since 1995	President, Chief Executive Officer and Director, The Pew Charitable Trusts (charitable organization) (1994–present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care[2] (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	80	Director, Becton Dickinson and Company[2] (medical technology company) (2012– present); Director, BioTelemetry Inc.[2] (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation[2] (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	80	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996); former Directorships: The William and Flora Hewlett Foundation (charitable organization) (2000–2015); Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	80	—

Officers[4]
Name, Year of Birth, Position with the Trust/Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
Hepsen Uzcan[6] (1974) President and Chief Executive Officer, 2017–present	Managing Director,[3] DWS; Secretary, DWS USA Corporation (since March 2018); Assistant Secretary, DWS Distributors, Inc. (since June 25, 2018); Director and Vice President, DWS Service Company (since June 25, 2018); Assistant Secretary, DWS Investment Management Americas, Inc. (since June 25, 2018); and Director and President, DB Investment Managers, Inc. (since June 25, 2018); formerly: Vice President for the Deutsche funds (2016–2017); Assistant Secretary for the DWS funds (2013–2019)

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Name, Year of Birth, Position with the Trust/ Corporation and Length of Time Served[5]	Business Experience and Directorships During the Past Five Years
John Millette[8] (1962) Vice President and Secretary, 1999–present	Director,[3] DWS; Chief Legal Officer, DWS Investment Management Americas, Inc. (2015–present); Director and Vice President, DWS Trust Company (2016–present); and Assistant Secretary, DBX ETF Trust (2019–present); formerly: Secretary, Deutsche Investment Management Americas Inc. (2015–2017)
Diane Kenneally[8,9] (1966) Chief Financial Officer and Treasurer, since 2018	Director,[3] DWS; formerly: Assistant Treasurer for the DWS funds (2007–2018)
Paul Antosca[8] (1957) Assistant Treasurer, 2007–present	Director,[3] DWS
Sheila Cadogan[8] (1966) Assistant Treasurer, 2017–present	Director,[3] DWS; Director and Vice President, DWS Trust Company (since 2018)
Scott D. Hogan[8] (1970) Chief Compliance Officer, 2016–present	Director,[3] DWS
Caroline Pearson[8] (1962) Chief Legal Officer, 2010–present	Managing Director,[3] DWS; formerly: Secretary, Deutsche AM Distributors, Inc. (2002–2017); and Secretary, Deutsche AM Service Company (2010–2017)
Wayne Salit[7] (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,[3] Deutsche Bank; and AML Officer, DWS Trust Company; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Ciara Crawford[10] (1984) Assistant Secretary, since February 8, 2019	Associate, DWS (since 2015); previously, Legal Assistant at Accelerated Tax Solutions.

[1]	The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

[2]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[3]	Executive title, not a board directorship.

[4]

As a result of their respective positions held with the Advisor or its affiliates, these individuals are considered “interested persons” of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the Fund.

[5]	The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

[6]	Address: 345 Park Avenue, New York, NY 10154.

[7]	Address: 60 Wall Street, New York, NY 10005.

[8]	Address: One International Place, Boston, MA 02110.

[9]	Appointed Treasurer and Chief Financial Officer effective July 2, 2018.

[10]	Address: 5022 Gate Parkway, Suite 400, Jacksonville, FL 32256.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

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Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

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Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DWS Multi-Asset Conservative Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SPDAX	SPDCX	SPBAX
CUSIP Number	25158W 106	25158W 304	25158W 403
Fund Number	481	781	2081

DWS Multi-Asset Growth Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	SUPAX	SUPCX	SPGRX
CUSIP Number	25158W 783	25158W 817	25158W 825
Fund Number	482	782	2082

DWS Multi-Asset Moderate Allocation Fund

	Class A	Class C	Class S
Nasdaq Symbol	PLUSX	PLSCX	PPLSX
CUSIP Number	25158W 833	25158W 866	25158W 874
Fund Number	1084	1384	2084

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Notes

Notes

Notes

MULTI-2

(R-023996-9 10/19)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS Multi-Asset Conservative Allocation fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s current Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended August 31, 2019 and the amount of fees that PricewaterhouseCoopers, LLP (“PwC”), the Fund’s prior Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended August 31, 2018. The Audit Committee approved in advance all audit services and non-audit services that EY or PwC provided to the Fund while serving as the Independent Registered Public Accounting Firm.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2019	$49,311	$0	$6,755	$0
2018	$49,311	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended August 31, 2019 and the amount of fees billed by PwC to the Adviser and any Affiliated Fund Service provider for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended August 31, 2018.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2019	$0	$740,482	$0
2018	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. EY also billed $470,936 for tax services during the Fund’s fiscal year ended August 31, 2018.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s fiscal year ended August 31, 2019 and the amount of fees that PwC billed during the Fund’s fiscal year ended August 31, 2018 for non-audit services. The Audit Committee pre-approved all non-audit services that EY or PwC, while serving as Independent Registered Public Accounting Firm, provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY and PwC about any non-audit services that EY or PwC rendered to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s and PwC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2019	$6,755	$740,482	$0	$747,237
2018	$0	$0	$0	$0

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities. EY also billed $984,066 for tax services during the Fund’s fiscal year ended August 31, 2018.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to each principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2019 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the DWS Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

DWS Multi-Asset Growth Allocation fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s current Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended August 31, 2019 and the amount of fees that PricewaterhouseCoopers, LLP (“PwC”), the Fund’s prior Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended August 31, 2018. The Audit Committee approved in advance all audit services and non-audit services that EY or PwC provided to the Fund while serving as the Independent Registered Public Accounting Firm.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2019	$48,611	$0	$6,755	$0
2018	$48,611	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended August 31, 2019 and the amount of fees billed by PwC to the Adviser and any Affiliated Fund Service provider for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended August 31, 2018.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2019	$0	$740,482	$0
2018	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. EY also billed $470,936 for tax services during the Fund’s fiscal year ended August 31, 2018.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s fiscal year ended August 31, 2019 and the amount of fees that PwC billed during the Fund’s fiscal year ended August 31, 2018 for non-audit services. The Audit Committee pre-approved all non-audit services that EY or PwC, while serving as Independent Registered Public Accounting Firm, provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY and PwC about any non-audit services that EY or PwC rendered to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s and PwC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2019	$6,755	$740,482	$0	$747,237
2018	$0	$0	$0	$0

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities. EY also billed $984,066 for tax services during the Fund’s fiscal year ended August 31, 2018.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to each principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2019 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the DWS Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

DWS Multi-Asset Moderation Allocation fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s current Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended August 31, 2019 and the amount of fees that PricewaterhouseCoopers, LLP (“PwC”), the Fund’s prior Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended August 31, 2018. The Audit Committee approved in advance all audit services and non-audit services that EY or PwC provided to the Fund while serving as the Independent Registered Public Accounting Firm.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2019	$48,611	$0	$6,755	$0
2018	$48,611	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended August 31, 2019 and the amount of fees billed by PwC to the Adviser and any Affiliated Fund Service provider for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s fiscal year ended August 31, 2018.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2019	$0	$740,482	$0
2018	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures. EY also billed $470,936 for tax services during the Fund’s fiscal year ended August 31, 2018.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s fiscal year ended August 31, 2019 and the amount of fees that PwC billed during the Fund’s fiscal year ended August 31, 2018 for non-audit services. The Audit Committee pre-approved all non-audit services that EY or PwC, while serving as Independent Registered Public Accounting Firm, provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY and PwC about any non-audit services that EY or PwC rendered to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s and PwC’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2019	$6,755	$740,482	$0	$747,237
2018	$0	$0	$0	$0

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities. EY also billed $984,066 for tax services during the Fund’s fiscal year ended August 31, 2018.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to each principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

In connection with the audit of the 2019 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Pursuant to PCAOB Rule 3526, EY is required to describe in writing to the Fund’s Audit Committee, on at least an annual basis, all relationships between EY, or any of its affiliates, and the DWS Funds, including the Fund, or persons in financial reporting oversight roles at the DWS Funds that, as of the date of the communication, may reasonably be thought to bear on EY’s independence. Pursuant to PCAOB Rule 3526, EY has reported the matters set forth below that may reasonably be thought to bear on EY’s independence. With respect to each reported matter, individually and in the aggregate, EY advised the Audit Committee that, after careful consideration of the facts and circumstances and the applicable independence rules, it concluded that the matters do not and will not impair EY’s ability to exercise objective and impartial judgement in connection with the audits of the financial statements for the Fund and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit engagements. EY also confirmed to the Audit Committee that it can continue act as the Independent Registered Public Accounting Firm for the Fund.

•	EY advised the Fund’s Audit Committee that various covered persons within EY’s affiliates held investments in, or had other financial relationships with, entities within the DWS Funds “investment company complex” (as defined in Regulation S-X) (the “DWS Funds Complex”). EY informed the Audit Committee that these investments and financial relationships were inconsistent with Rule 2-01(c)(1) of Regulation S-X. EY reported that all breaches have been resolved and that none of the breaches involved any investments in the Fund or any professionals who were part of the audit engagement team for the Fund or in a position to influence the audit engagement team. In addition, EY noted that the independence breaches did not (i) create a mutual or conflicting interest with the Fund, (ii) place EY in the position of auditing its own work, (iii) result in EY acting as management or an employee of the Fund, or (iv) place EY in a position of being an advocate of the Fund.
•	EY advised the Fund’s Audit Committee of certain lending relationships of EY with owners of greater than 10% of the shares of certain investment companies within the DWS Funds Complex that EY had identified as inconsistent with Rule 2-01(c)(l)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, an audit client includes the Fund as well as all other investment companies in the DWS Funds Complex. EY’s lending relationships affect EY’s independence under the Loan Rule with respect to all investment companies in the DWS Funds Complex.

EY stated its belief that, in each lending relationship, the lender is or was not able to impact the impartiality of EY or assert any influence over the investment companies in the DWS Funds Complex whose shares the lender owns or owned, or the applicable investment company’s investment adviser. In addition, on June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex, Fidelity Management & Research Company et al., SEC Staff No-Action Letter (June 20, 2016) (the “Fidelity Letter”), related to similar Loan Rule issues as those described above. In the Fidelity Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. With respect to each lending relationship identified by EY, the circumstances described in the Fidelity Letter appear to be substantially similar to the circumstances that affected EY’s independence under the Loan Rule with respect to the Fund, and, in each case, EY confirmed to the Audit Committee that it meets the conditions of the Fidelity Letter.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(a)(3)	Not applicable

	(a)(4)(i)	Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

	(a)(4)(ii)	Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/6/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/6/2019